Average Annual Total Returns	0 Months Ended
	Nov. 02, 2011
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Administrative Class
Average Annual Return:
1 Year	23.69%
5 Years	3.14%
Fund Inception (06/28/02)	11.96%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Class D
Average Annual Return:
1 Year	23.45%
5 Years	2.89%
Fund Inception (06/28/02)	11.70%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Institutional Class
Average Annual Return:
1 Year	24.13%
5 Years	3.39%
Fund Inception (06/28/02)	12.25%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	19.85%	[1]
5 Years	(0.69%)	[1]
Fund Inception (06/28/02)	7.76%	[1]
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	15.25%	[1]
5 Years	0.33%	[1]
Fund Inception (06/28/02)	7.91%	[1]
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Class P
Average Annual Return:
1 Year	24.04%
5 Years	3.33%
Fund Inception (06/28/02)	12.16%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Lipper Commodities General Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	13.86%
5 Years	(1.97%)
Fund Inception (06/28/02)	4.44%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Dow Jones UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.83%
5 Years	1.18%
Fund Inception (06/28/02)	8.13%
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class A
Average Annual Return:
1 Year	16.71%
5 Years	1.73%
Fund Inception (06/28/02)	10.96%
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	12.81%	[2]
5 Years	(2.16%)	[2]
Fund Inception (06/28/02)	6.63%	[2]
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	10.46%	[2]
5 Years	(0.96%)	[2]
Fund Inception (06/28/02)	6.86%	[2]
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class B
Average Annual Return:
1 Year	17.55%
5 Years	1.86%
Fund Inception (06/28/02)	10.92%
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class C
Average Annual Return:
1 Year	21.54%
5 Years	2.11%
Fund Inception (06/28/02)	10.88%
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class R
Average Annual Return:
1 Year	23.33%
5 Years	2.35%
Fund Inception (06/28/02)	11.07%
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Lipper Commodities General Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	13.86%
5 Years	(1.97%)
Fund Inception (06/28/02)	4.44%
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Dow Jones UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.83%
5 Years	1.18%
Fund Inception (06/28/02)	8.13%
(PIMCO Bond Fund - Institutional) | (PIMCO Convertible Fund) | Administrative Class
Average Annual Return:
1 Year	17.60%
5 Years	6.08%
10 Years	4.30%
(PIMCO Bond Fund - Institutional) | (PIMCO Convertible Fund) | Class D
Average Annual Return:
1 Year	17.47%
5 Years	5.93%
10 Years	4.17%
(PIMCO Bond Fund - Institutional) | (PIMCO Convertible Fund) | Institutional Class
Average Annual Return:
1 Year	17.94%
5 Years	6.36%
10 Years	4.59%
(PIMCO Bond Fund - Institutional) | (PIMCO Convertible Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	15.02%	[1]
5 Years	5.21%	[1]
10 Years	3.29%	[1]
(PIMCO Bond Fund - Institutional) | (PIMCO Convertible Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	11.68%	[1]
5 Years	4.83%	[1]
10 Years	3.16%	[1]
(PIMCO Bond Fund - Institutional) | (PIMCO Convertible Fund) | Class P
Average Annual Return:
1 Year	17.89%
5 Years	6.26%
10 Years	4.49%
(PIMCO Bond Fund - Institutional) | (PIMCO Convertible Fund) | BofA Merrill Lynch All Convertibles Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.77%
5 Years	5.71%
10 Years	4.97%
(PIMCO Bond Fund - Institutional) | (PIMCO Convertible Fund) | Lipper Convertible Securities Funds Average (reflects no deductions for sales charges or taxes)
Average Annual Return:
1 Year	16.59%
5 Years	5.12%
10 Years	4.65%
(PIMCO Bond Fund - Retail) | (PIMCO Convertible Fund) | Class A
Average Annual Return:
1 Year	10.99%
5 Years	4.74%
10 Years	3.59%
(PIMCO Bond Fund - Retail) | (PIMCO Convertible Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	8.24%	[2]
5 Years	3.61%	[2]
10 Years	2.30%	[2]
(PIMCO Bond Fund - Retail) | (PIMCO Convertible Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	7.16%	[2]
5 Years	3.44%	[2]
10 Years	2.29%	[2]
(PIMCO Bond Fund - Retail) | (PIMCO Convertible Fund) | Class C
Average Annual Return:
1 Year	15.60%
5 Years	5.14%
10 Years	3.39%
(PIMCO Bond Fund - Retail) | (PIMCO Convertible Fund) | BofA Merrill Lynch All Convertibles Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.77%
5 Years	5.71%
10 Years	4.97%
(PIMCO Bond Fund - Retail) | (PIMCO Convertible Fund) | Lipper Convertible Securities Funds Average (reflects no deductions for sales charges or taxes)
Average Annual Return:
1 Year	16.59%
5 Years	5.12%
10 Years	4.65%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.